Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 89,312	$ 132,896
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	7,569	13,085
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	10,261	13,470
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	44,507	38,126
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	26,975	68,215
Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	2,815	7,733
Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	2,815	7,733
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	18,216	9,328
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	1,023	993
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	3,166	5,170
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	14,027	3,165
Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	68,281	115,835
Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	3,731	4,359
Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	7,095	8,300
Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	30,480	34,961
Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 26,975	$ 68,215